Capital and reserves - Summary of Capital and Reserves (Details) - shares		12 Months Ended
	Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A shares
Capital and reserves
Balance (in Shares)		209,092,856	207,794,199	206,848,644
Issued during the year		12,297,438	1,298,657	945,555
Balance (in Shares)		221,390,294	209,092,856	207,794,199
Class B shares
Capital and reserves
Balance (in Shares)		903,670,701	903,670,701	903,670,701
Balance (in Shares)		903,670,701	903,670,701	903,670,701
Class B Ordinary Shares
Capital and reserves
Number of shares converted	120,000,000
Class B shares outstanding	120,000,000
Class A Ordinary Shares
Capital and reserves
Number of new shares issued	12,000,000